Significant Accounting Policies - Additional Information (Detail) $ in Millions	12 Months Ended
	Mar. 31, 2018 USD ($) shares	Mar. 25, 2017 USD ($) shares	Mar. 26, 2016 USD ($) shares	Dec. 11, 2016 USD ($)	Dec. 11, 2016 CAD ($)	Nov. 01, 2016 USD ($)	Nov. 01, 2016 CAD ($)
Significant Accounting Policies [Line Items]
Amounts receivable from credit card issuers	$ 800,000	$ 1,900,000
Accounts receivable periods	30 days
Amortization method of intangible assets	Trademarks and tradenames are amortized using the straight-line method over a period of 15 to 20 years.
Intangible assets	$ 3,600,000	3,100,000
Accumulated amortization of intangible assets	$ 600,000	400,000
Period of warranties	5 years
Asset impairment charges	$ 2,200,000	0	$ 0
Reimbursement of advertising cost	800,000	900,000	900,000
Advertising and marketing expense	7,500,000	5,600,000	$ 5,700,000
Deferred operating lease liabilities	$ 4,900,000	$ 3,200,000
Head Office [Member]
Significant Accounting Policies [Line Items]
Capital lease asset						$ 6,500,000	$ 8.7
Capital lease obligation						8,700,000	11.6
Lease period	20 years
Annual rent rate				$ 1,600,000	$ 2.2
Head Office [Member] | Other Noncurrent Liabilities [Member]
Significant Accounting Policies [Line Items]
Non-cash gain						$ 2,200,000	$ 2.9
Equity Option [Member]
Significant Accounting Policies [Line Items]
Outstanding | shares	382,693	417,377	666,789
Warrant [Member]
Significant Accounting Policies [Line Items]
Outstanding | shares	381,487	382,693	382,693
Cost of Goods Sold [Member]
Significant Accounting Policies [Line Items]
Foreign exchange gains (losses)	$ 0.2	$ (0.2)	$ (0.3)
Interest and Other Financial Costs [Member]
Significant Accounting Policies [Line Items]
Foreign exchange gains (losses)	$ 0.1	$ 0.1	$ (0.2)
Maximum [Member]
Significant Accounting Policies [Line Items]
Product return, Days	90 days
Consumer credit receivable charges	10.99%
Minimum [Member]
Significant Accounting Policies [Line Items]
Product return, Days	10 days
Consumer credit receivable charges	0.00%